CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CONDENSED CONSOLIDATED BALANCE SHEETS
Common stock, shares par value	$ 0.00	$ 0.00	$ 0.00
Common stock, shares issued	305,451,498	305,451,498	305,451,498
Common stock, shares outstanding	305,451,498	305,451,498	305,451,498